Loans receivable (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans Receivable Details [Line Items]
Gross loans receivable	$ 74,272	$ 69,914
Allowance for loan losses	(12,555)	(13,073)	$ (9,813)
Loans receivable, net	61,717	56,841
Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	63,342	57,990
Allowance for loan losses	(6,445)	(5,794)
Loans receivable, net	56,897	52,196
Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	1,904	2,109
Allowance for loan losses	(1,266)	(1,239)
Loans receivable, net	638	870
Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	9,026	9,815
Allowance for loan losses	(4,844)	(6,040)
Loans receivable, net	$ 4,182	$ 3,775
Strong [Member]
Loans Receivable Details [Line Items]
Days past due	Not past due	Not past due
Gross loans receivable	$ 59,938	$ 55,087
Strong [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 59,938	$ 55,087
Lower risk [Member]
Loans Receivable Details [Line Items]
Days past due	1-30 days past due	1-30 days past due
Gross loans receivable	$ 3,404	$ 2,903
Lower risk [Member] | Stage 1 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 3,404	$ 2,903
Medium risk [Member]
Loans Receivable Details [Line Items]
Days past due	31-60 days past due	31-60 days past due
Gross loans receivable	$ 1,096	$ 1,211
Medium risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 1,096	$ 1,211
Higher risk [Member]
Loans Receivable Details [Line Items]
Days past due	61-90 days past due	61-90 days past due
Gross loans receivable	$ 808	$ 898
Higher risk [Member] | Stage 2 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 808	$ 898
Non-performing [Member]
Loans Receivable Details [Line Items]
Days past due	91+ days past due or bankrupt	91+ days past due or bankrupt
Gross loans receivable	$ 9,026	$ 9,815
Non-performing [Member] | Stage 3 [Member]
Loans Receivable Details [Line Items]
Gross loans receivable	$ 9,026	$ 9,815